DEBENTURES - Summary (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2019 BRL (R$) instrument	Dec. 31, 2018 BRL (R$)
DEBENTURES
Total Debentures	R$ 2,911,044	R$ 1,538,873
Current debentures	18,015	2,755
Non-current debentures	R$ 2,893,029	1,536,118
3rd- A and B
DEBENTURES
Total Debentures		18,871
7th
DEBENTURES
Total Debentures		1,102
8th
DEBENTURES
Total Debentures		8,080
9th
DEBENTURES
Total Debentures		2,349
11th - A and B
DEBENTURES
Total Debentures		5,716
15th
DEBENTURES
Quantity Issued | instrument	1,500,000
Total Debentures	R$ 1,504,436	R$ 1,502,755
16th - A
DEBENTURES
Quantity Issued | instrument	600,000
Total Debentures	R$ 602,847
16th - B
DEBENTURES
Quantity Issued | instrument	800,000
Total Debentures	R$ 803,761